SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENTED INFORMATION
SEGMENTED INFORMATION
18.	SEGMENTED INFORMATION

The Company operates primarily in the gold mining industry and its major product is gold. Its activities include gold production, acquisition, exploration and development of gold properties. The Company’s primary mining operations are in Canada, the United States, Brazil, Chile, and Mauritania.

The reportable segments are those operations whose operating results are reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance provided those operations pass certain quantitative thresholds. Operations whose revenues, earnings or losses or assets exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments.

In order to determine reportable operating segments, management reviews various factors, including geographical location and managerial structure. It was determined by management that a reportable operating segment generally consists of an individual mining property managed by a single general manager and management team.

On June 15, 2022, the Company announced that it had completed the sale of its Russian operations, and on August 10, 2022, the Company announced it had completed the sale of its Chirano operations. Accordingly, the Kupol segment, which includes the Kupol and Dvoinoye mines, and the Chirano segment are no longer considered reportable segments. The Company’s Russian operations, which also includes the Udinsk project, previously included in the Corporate and other segment, and Chirano operations are considered discontinued operations. See Note 6ii and 6iii.

The Corporate and other segment includes corporate, shutdown and other non-operating assets (including Kettle River-Buckhorn, Lobo-Marte, the Manh Choh project, and Maricunga) and non-mining and other operations. These have been aggregated into one reportable segment.

Finance income, finance expense, and other income - net are managed on a consolidated basis and are not allocated to operating segments.

i.	Operating segments

The following tables set forth operating results by reportable segment for the following years:

							Non-operating
	Operating segments						segments(a)
		Round	Bald					Corporate and
Year ended December 31, 2022:	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	La Coipa(e)	Great Bear(d)	other (b),(c)	Total
Revenue
Metal sales	$521.7	407.3	386.0	1,021.5	935.0	177.9	—	5.7	$3,455.1
Cost of sales
Production cost of sales	350.7	309.2	208.8	497.6	380.1	57.2	—	2.1	1,805.7
Depreciation, depletion and amortization	109.7	60.5	176.0	185.5	220.2	25.6	0.1	6.4	784.0
Impairment charges	—	350.0	—	—	—	—	—	—	350.0
Total cost of sales	460.4	719.7	384.8	683.1	600.3	82.8	0.1	8.5	2,939.7
Gross profit (loss)	$61.3	(312.4)	1.2	338.4	334.7	95.1	(0.1)	(2.8)	$515.4
Other operating (income) expense	(3.1)	5.2	2.0	5.6	30.3	7.7	1.5	64.6	113.8
Exploration and business development	5.5	10.0	4.8	1.9	4.9	5.6	60.1	61.3	154.1
General and administrative	—	—	—	—	—	—	—	129.8	129.8
Operating earnings (loss)	$58.9	(327.6)	(5.6)	330.9	299.5	81.8	(61.7)	(258.5)	$117.7
Other income - net									64.4
Finance income									18.3
Finance expense									(93.7)
Earnings from continuing operations before tax									$106.7

							Non-operating
	Operating segments						segments(a)
		Round	Bald					Corporate and
Year ended December 31, 2021:	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	La Coipa(e)	Great Bear(d)	other(b),(c)	Total
Revenue
Metal sales	$473.3	466.6	352.1	987.9	314.7	—	—	5.0	$2,599.6
Cost of sales							—
Production cost of sales	267.2	235.9	177.5	412.1	123.6	—	—	2.0	1,218.3
Depreciation, depletion and amortization	109.8	65.2	195.9	180.6	136.9	0.1	—	7.2	695.7
Impairment charges and asset derecognition	—	—	144.5	—	—	—	—	—	144.5
Total cost of sales	377.0	301.1	517.9	592.7	260.5	0.1	—	9.2	2,058.5
Gross profit (loss)	$96.3	165.5	(165.8)	395.2	54.2	(0.1)	—	(4.2)	$541.1
Other operating expense	0.7	51.3	1.7	9.9	116.9	6.9	—	79.0	266.4
Exploration and business development	3.7	5.6	7.2	0.9	4.3	1.4	—	65.1	88.2
General and administrative	—	—	—	—	—	—	—	114.4	114.4
Operating earnings (loss)	$91.9	108.6	(174.7)	384.4	(67.0)	(8.4)	—	(262.7)	$72.1
Other income - net									83.6
Finance income									10.8
Finance expense									(82.2)
Earnings from continuing operations before tax									$84.3

							Non-operating
	Operating segments						segments(a)
		Round	Bald					Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	La Coipa(e)	Great Bear(d)	other(b)	Total
Property, plant and equipment at:
December 31, 2022	$424.1	588.7	305.8	1,623.1	2,269.2	487.5	1,397.1	645.9	$7,741.4

Total assets at:
December 31, 2022	$826.1	827.1	500.0	1,973.8	2,972.7	636.7	1,401.4	1,258.6	$10,396.4

Capital expenditures for the year ended December 31, 2022(f)	$92.3	109.6	100.8	132.6	161.9	162.0	29.2	44.4	$832.8

							Non-operating
	Operating segments						segments(a)
		Round	Bald				Corporate and	Discontinued
	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	La Coipa(e)	other(b)	operations(g)	Total
Property, plant and equipment at:
December 31, 2021	$429.5	$829.3	$392.4	$1,665.2	$2,406.4	$364.7	608.7	921.5	$7,617.7

Total assets at:
December 31, 2021	$749.8	$1,074.4	$586.5	$2,016.6	$2,911.5	$444.2	1,087.3	1,557.8	$10,428.1

Capital expenditures for the year ended December 31, 2021(f)	$126.7	$140.7	$40.1	$112.6	$320.6	$123.4	42.4	114.1	$1,020.6

(a)	Non-operating segments include development and pre-development properties.
(b)	Corporate and other includes corporate, shutdown and other non-operating assets (including Kettle River-Buckhorn, Lobo-Marte, the Manh Choh project, and Maricunga).
(c)

Corporate and other includes metal sales and operating loss of Maricunga of $5.7 million and $40.0 million, respectively, for the year ended December 31, 2022 ($5.0 million and $17.8 million, respectively, for the year ended December 31, 2021) as Maricunga continues to sell its remaining finished metals inventories after transitioning all processing activities to care and maintenance in 2019. Maricunga’s operating loss includes net reclamation expense of $26.8 million for the year ended December 31, 2022 ($3.6 million for the year ended December 31, 2021).

(d)	On February 24, 2022, the Company acquired Great Bear. See note 6i.
(e)	La Coipa was determined to be a reportable segment as its operating earnings exceeded 10% of the total consolidated earnings for the year ended December 31, 2022.
(f)

Segment capital expenditures are presented on an accrual basis and include capitalized interest. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

(g)	Discontinued operations relate to the Company’s Russian operations and Chirano operations that were sold as at December 31, 2022. See Note 6ii and 6iii.
ii.	Geographic segments

The following tables show metal sales from continuing operations and property, plant and equipment by geographic region:

	Metal Sales
	As at December 31,
	2022	2021
Geographic information(a)
United States	$1,315.0	$1,292.0
Brazil	1,021.5	987.9
Mauritania	935.0	314.7
Chile	183.6	5.0
Total	$3,455.1	$2,599.6

(a)	Geographic location is determined based on location of the mining assets.

	Property, Plant and Equipment
	As at December 31,
	2022	2021
Geographic information(a)
Mauritania	$2,280.6	$2,419.9
Brazil	1,629.4	1,672.7
United States	1,518.6	1,818.5
Canada	1,402.5	—
Chile	910.3	779.9
Russian Federation(b)	—	616.1
Ghana(b)	—	310.6
Total	$7,741.4	$7,617.7

(a)	Geographic location is determined based on location of the mining assets.
(b)

On June 15, 2022, the Company announced that it had completed the sale of its Russian operations, which includes the Kupol and Dvoinoye mines and the Udinsk project (see Note 6ii). On August 10, 2022, the Company announced that it had completed the sale of its Chirano mine in Ghana (see Note 6iii).

iii.	Significant customers

The following tables represent sales to individual customers exceeding 10% of annual metal sales from continuing operations for the following periods:

		Round	Bald				Corporate and
Year ended December 31, 2022:	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	La Coipa	other(a)	Total
Customer
1	$41.0	108.1	91.7	243.6	—	48.9	1.6	534.9
2	43.5	55.5	41.8	150.6	211.1	18.7	0.6	521.8
3	35.9	20.5	30.3	60.6	293.2	2.3	0.6	443.4
4	95.5	17.3	32.0	117.9	112.5	36.4	—	411.6
5	48.7	31.0	15.8	64.8	196.3	44.1	0.6	401.3
								$2,313.0
% of total metal sales								66.9%

		Round	Bald			Corporate and
Year ended December 31, 2021:	Fort Knox	Mountain	Mountain	Paracatu	Tasiast	other (a)	Total
Customer
1	$95.3	83.2	38.2	180.2	—	0.9	397.8
2	63.1	22.5	44.4	112.4	108.3	—	350.7
3	27.4	40.1	41.2	128.6	55.1	0.4	292.8
4	29.9	59.9	51.5	72.7	63.7	1.2	278.9
5	94.2	61.6	26.5	88.9	—	—	271.2
							$1,591.4
% of total metal sales							61.2%

(a)	The Corporate and other segment includes metal sales for Maricunga for the year ended December 31, 2022 and 2021.

The Company is not economically dependent on a limited number of customers for the sale of its product as gold can be sold through numerous commodity market traders worldwide.